Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Small Cap Stock Fund
Jun. 29, 2024
Fidelity Small Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.70%
Past 5 years	10.43%
Past 10 years	7.44%
Fidelity Small Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.70%
Past 5 years	8.73%
Past 10 years	5.07%
Fidelity Small Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.67%
Past 5 years	8.03%
Past 10 years	5.41%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%